Related party transactions	12 Months Ended
Oct. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions

7.	Related party transactions
Remuneration of key management personnel
The remuneration of the directors, who are the key management personnel of the Company, is set out below:

	2020	2019	2018
	$	$	$
Salaries	231,034	104,310	55,938
Share-based compensation	74,320	149,993	36,212
Fees and benefits	411,184	159,881	39,428

	716,538	414,184	131,578

During the year ended October 31, 2020, the Company paid directors and advisors for providing director services, consulting and fundraising activities. Total amounts paid for fiscal 2020 to directors in respect of these activities was $181,383 (2019: $75,285; 2018: $39,428).
Outstanding balances of remunerations of the directors are summarized as follows:

	2020	2019	2018
	$	$	$
Accounts payable and accrued liabilities	316,465	85,386	—
Restricted share units	153,296	—	—

Outstanding balances at October 31	469,761	85,386	—

Related-Party Lease
During the past four years, the Company has leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company is required to pay $4,500 per month plus applicable taxes in Canadian dollars, subject to 60 days’ notice of termination.
Consulting Agreement
On May 1, 2020, Li-Cycle entered into a consulting agreement with Atria Limited (“Atria”), an entity which beneficially owned more than 5% of the outstanding Li-Cycle Shares at that time, to agree upon and finalize the consideration for certain business development and marketing consulting services that were previously performed on behalf of the Company from 2018 through April 2020. The fees for such services were agreed at 12,000 Li-Cycle Shares payable in installments of 1,000 Li-Cycle Shares per month. On January 25, 2021, Li-Cycle issued all of the 12,000 shares to Atria as full and final satisfaction of all obligations of Li-Cycle to Atria under the consulting agreement. Atria also directed the issuance of such shares as follows: 8,000 Shares to Atria; 2,000 Shares to Pella Ventures (an affiliated company of Atria); and 2,000 Shares to a director of the Company, who is not related to Atria.